Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Apr. 30, 2012
Brookfield Global Listed Real Estate Fund (First Prospectus Summary) | Brookfield Global Listed Real Estate Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	BROOKFIELD GLOBAL LISTED REAL ESTATE FUND
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Brookfield Global Listed Real Estate Fund (the "Fund" or the "Real Estate Fund") seeks total return through growth of capital and current income.
Expense, Heading	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the
Brookfield Investment Funds. More information about these and other discounts is available from your financial professional and in the section entitled "Shareholder
Account Information - Initial Sales Charges (Class A Shares Only)" on page 66 of
		the Fund's Prospectus.
Shareholder Fees, Caption	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment):
Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal period from December 1, 2011 (the
Fund's inception date) through December 31, 2011, the Fund's portfolio turnover
		rate was 0% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	0.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Brookfield Investment Funds.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Other Expenses, New Fund, Based on Estimates	rr_OtherExpensesNewFundBasedOnEstimates	Based on estimated amounts for the current fiscal year.
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same (taking into account the expense
		limitation in the first year).
Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The Fund seeks to achieve its investment objective by investing primarily in real estate investment trusts ("REITs") and other securities in the real estate industry. Under normal market conditions, the Fund will attempt to achieve its investment objective by investing, as a principal strategy, at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in publicly traded equity securities of real estate companies listed on a domestic or foreign exchange, throughout the world, including the United States (the "80%
Policy"), and, as part of the 80% Policy, at least 40% of the Fund's net assets
(plus the amount of any borrowing for investment purposes) will be invested in publicly traded securities of real estate companies whose primary operations or principal trading market is in a foreign market, and that are not subject to the requirements of the U.S. securities laws, markets and accounting requirements
("Foreign Securities"). The Fund considers an issuer's "primary operations" to be in a foreign market if the issuer (i) is organized under the laws of that country, or (ii) derives at least 50% of its revenues or profits from goods produced or sold, investments made, services performed, or has at least 50% of its assets located within that country. Under normal market conditions, the Fund will maintain exposure to securities of real estate companies in the United
States and in at least three countries outside the United States. The Fund may also invest up to 20% of its net assets (plus the amount of any borrowing for investment purposes) in fixed income securities, including below-investment grade rated securities, as described in this Prospectus.

The Fund defines a real estate company as any company that (i) derives at least
50% of its revenues from the ownership, operation, development, construction, financing, management or sale of commercial, industrial or residential real estate and similar activities, or (ii) invests at least 50% of its assets in such real estate.

For purposes of selecting investments, the Fund defines the real estate industry broadly. It includes, but is not limited to, the following:

·  REITs;

·  real estate operating companies;

·  brokers, developers, and builders of residential, commercial, and industrial properties;

·  property management firms;

·  finance, mortgage, and mortgage servicing firms;

·  construction supply and equipment manufacturing companies; and

·  firms dependent on real estate holdings for revenues and profits, including lodging, leisure, timber, mining, and agriculture companies.

REITs are companies that own interests in real estate or in real estate related loans or other interests, and their revenue primarily consists of rent derived from owned, income producing real estate properties and capital gains from the sale of such properties. A REIT in the United States is generally not taxed on income distributed to shareholders so long as it meets tax-related requirements, including the requirement that it distribute substantially all of its taxable income to its shareholders. REIT-like entities are organized outside the United
States and maintain operations and receive tax treatment similar to that of U.S.
REITs.

The Fund may change the 80% Policy without shareholder approval. The Fund will provide shareholders with written notice at least 60 days prior to the implementation of any such changes.

The Fund may use futures and options on securities, indices and currencies, forward foreign currency exchange contracts, swaps and other derivatives. A derivative is a security or instrument whose value is determined by reference to the value or the change in value of one or more securities, currencies, indices or other financial instruments. The Fund may use derivatives for a variety of purposes, including:

·  as a hedge against adverse changes in the market prices of securities, interest rates or currency exchange rates;

·  as a substitute for purchasing or selling securities;

·  to increase the Fund's return as a non-hedging strategy that may be considered speculative; and

·  to manage the Fund's portfolio characteristics.

The Fund may invest up to 20% of its net assets (plus the amount of any borrowing for investment purposes) in fixed income securities, including obligations of the U.S. Government, floating rate loans and money-market instruments. As part of the 20% of the Fund's net assets (plus the amount of any borrowing for investment purposes) that may be invested in fixed income securities, up to 10% of the Fund's net assets (plus the amount of any borrowing for investment purposes) may be invested in below investment grade ("junk")
fixed income securities, of which 5% may be invested in fixed income securities rated "CCC" or lower by Standard & Poor's Rating Services ("S&P") or "Caa" or
lower by Moody's Investors Service, Inc. ("Moody's") or non-rated securities of comparable quality. The Fund, however, may not invest in securities in default.

The Fund may invest up to 25% of its net assets (plus the amount of any borrowing for investment purposes) in publicly traded securities of real estate companies, whose primary operations or principal trading market is in an
"emerging market," although investments in Foreign Securities of real estate companies are otherwise without limitation. The Fund may invest in securities of foreign companies in the form of American Depositary Receipts (ADRs), Global
Depositary Receipts (GDRs) and European Depositary Receipts (EDRs). In addition, the Fund may invest up to 15% of its net assets (plus the amount of any borrowing for investment purposes) in securities deemed illiquid and may make short sales of securities in an amount not to exceed 10% of the Fund's net assets (plus the amount of any borrowing for investment purposes). Securities in which the Fund may invest include, but are not limited to, common equity shares, preferred equity shares, and units of beneficial interest in real estate companies. The Fund retains the ability to invest in real estate companies of any market size capitalization. The Fund does not invest in real estate directly.

The Adviser utilizes a fundamental, bottom-up, value-based selection methodology, taking into account short-term considerations, such as temporary market mispricing, and long-term considerations, such as values of assets and cash flows. The Adviser also draws upon the expertise and knowledge within
Brookfield Asset Management Inc. and its affiliates, which provides extensive owner/operator insights into industry drivers and trends. The Adviser takes a balanced approach to investing, seeking to mitigate risk through diversification, credit analysis, economic analysis and review of sector and industry trends. The Adviser uses proprietary research to select individual securities that it believes can add value from income and/or the potential for capital appreciation. The proprietary research may include an assessment of a company's general financial condition, its competitive positioning and management strength, as well as industry characteristics and other factors. The
Fund may sell a security that becomes overvalued or no longer offers an attractive risk/reward profile. A security may also be sold due to changes in portfolio strategy or cash flow needs.

No assurance can be given that the Fund's investment objective will be achieved. The Fund's policy of concentration in companies in the real estate industry is a fundamental policy of the Fund. This fundamental policy may not be changed without the approval of the holders of a majority of the Fund's outstanding voting securities, as defined in the Investment Company Act of 1940,
		as amended.
Investment Strategy, Portfolio Concentration	rr_StrategyPortfolioConcentration	The Fund seeks to achieve its investment objective by investing primarily in real estate investment trusts ("REITs") and other securities in the real estate industry.
Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS
Risk, Narrative	rr_RiskNarrativeTextBlock	The following summarizes the principal risks that have been identified for the
Fund.

Investment Risk. An investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.

Market Risk. The values of securities held by the Fund may fall due to general market conditions, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole. The Fund may experience a substantial or complete loss on any individual security.

New Fund Risk. The Fund is new with limited operating history and there can be no assurance that the Fund will grow or maintain an economically viable size, in which case the Board of Trustees of the Fund may determine to liquidate the
Fund.  As of the date of this Prospectus, affiliates of the Adviser (the
"Adviser Investor") own a significant amount of the Fund's shares (the
"Adviser's Investment"). The Adviser's Investment was made, among other reasons, to enable the Fund to reach critical mass in a shorter period of time thus allowing the Fund to implement the portfolio investment objectives and strategies more efficiently. A partial or complete redemption of the Adviser's
Investment may have a material adverse effect on the Fund's expense ratio, portfolio turnover and the overall ability to manage the Fund. The Adviser
Investor has no current intention to redeem the Adviser's Investment; however, the Adviser Investor reserves the right to do so at any time in accordance with applicable law in its sole and absolute discretion.

Real Estate Market Risk. Since the Fund concentrates its assets in the real estate industry, your investment in the Fund will be closely linked to the performance of the real estate markets. Property values may continue to fall due to increasing vacancies or declining rents resulting from unanticipated economic, legal, cultural or technological developments. Real estate company prices also may drop because of the failure of borrowers to pay their loans and poor management, including any potential defects in mortgage documentation or in the foreclosure process. In particular, dramatic slowdowns in the housing industry, due in part to falling home prices and increasing foreclosures and unemployment, have created strains on financial institutions. For example, developments relating to sub-prime mortgages have been adversely affecting the willingness of some lenders to extend credit, in general, which may make it more difficult for companies to obtain financing on attractive terms, or at all, so that they may commence or complete real estate development projects, refinance completed projects or purchase real estate. These developments may also adversely affect the price at which companies can sell real estate, because purchasers may not be able to obtain financing on attractive terms at all. These developments affecting the real estate industry could adversely affect the real estate companies in which the Fund invests.

REIT Risk. REITs are dependent upon management skills and generally may not be diversified. REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidation. In addition, REITs could possibly fail to qualify for pass-through of income under the Internal Revenue Code of 1986, as amended (the Code). Other factors may also adversely affect a borrower's or a lessee's ability to meet its obligations to the REIT. In the event of a default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments. REITs may have lower trading volumes and may be subject to more abrupt or erratic price movements than the overall securities markets. Foreign REIT-like entities will be subject to foreign securities risk
(see "Foreign (Non-U.S.) Securities Risk").

In addition to its own expenses, the Fund will indirectly bear its proportionate share of any management and other expenses paid by REITs in which it invests. Many real estate companies, including REITs, utilize leverage.

Small- and Mid-Capitalization Risk. The risk that returns from small- and mid-capitalization stocks may trail returns from the overall stock market. Historically, these stocks have been more volatile in price than the large-capitalization stocks.

Foreign (Non-U.S.) Securities Risk. Risks of investing in foreign securities include currency risks, future political and economic developments and possible imposition of foreign withholding taxes on income payable on the securities. In addition, there may be less publicly available information about a foreign issuer than about a domestic issuer, and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

Emerging Markets Risk. Securities of companies in emerging markets may be more volatile than those of companies in more developed markets. Emerging market countries generally have less developed markets and economies and, in some countries, less mature governments and governmental institutions. Investing in securities of companies in emerging markets may entail special risks relating to potential economic, political or social instability and the risks of expropriation, nationalization, confiscation or the imposition of restrictions on foreign investment, the lack of hedging instruments, and on repatriation of capital invested.

Foreign Currency Risk. The Fund's net asset value (NAV) could decline as a result of changes in the exchange rates between foreign currencies and the U.S.
dollar. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

Fixed Income Risk. The prices of fixed income securities response to economic developments, particularly interest rate changes, as well as to perceptions about the credit risk of individual issuers. Increases in interest rates can cause the prices of the Fund's fixed income securities to decline, and the level of current income from a portfolio of fixed income securities may decline in certain interest rate environments.

High Yield or "Junk" Bond Risk. Debt securities that are below investment grade, called "junk bonds," are speculative, have a higher risk of default or are already in default, tend to be less liquid and are more difficult to value than higher grade securities. Junk bonds tend to be volatile and more susceptible to adverse events and negative sentiments.

Liquidity Risk. Some securities held by the Fund may be difficult to sell, or illiquid, particularly during times of market turmoil. Illiquid securities also may be difficult to value. If the Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the Fund may be forced to sell at a loss.

Issuer Risk. Issuer risk is the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or service.

Portfolio Selection Risk. The Adviser's judgment about the quality, relative yield, relative value or market trends affecting a particular sector or region, market segment, security or about interest rates generally may prove to be incorrect.

Equity Securities Risk. Equity securities represent an ownership interest in an issuer, rank junior in a company's capital structure to debt securities and consequently may entail greater risk of loss than debt securities. Equity securities are subject to the risk that stock prices may rise and fall in periodic cycles and may perform poorly relative to other investments. This risk may be greater in the short term.

Preferred Securities Risk. There are special risks associated with investing in preferred securities, including deferral and omission of distributions, subordination to bonds and other debt securities in a company's capital structure, limited liquidity, limited voting rights and special redemption rights.

Market Segment Risk. To the extent the Fund emphasizes, from time to time, investments in a market segment, the Fund will be subject to a greater degree to the risks particular to that segment, and may experience greater market fluctuation than a fund without the same focus.

Derivatives Risk. Using derivatives exposes the Fund to additional risks, may increase the volatility of the Fund's net asset value and may not provide the result intended. Derivatives may have a leveraging effect on the Fund's portfolio. Changes in a derivative's value may not correlate well with the referenced asset or metric. The Fund also may have to sell assets at inopportune times to satisfy its obligations. Derivatives may be difficult to sell, unwind or value, and the counterparty may default on its obligations to the
Fund. Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation is not yet known and may not be known for some time. New regulation of derivatives may make them more costly, may limit their availability, or may otherwise adversely affect their value or performance.

Redemption Risk. The Fund may need to sell its holdings in order to meet shareholder redemption requests. The Fund could experience a loss when selling securities to meet redemption requests if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Fund wishes to or is required to sell are illiquid.

Concentration Risk. Because the Fund will invest more than 25% of its net assets
(plus the amount of any borrowing for investment purposes) in securities in the real estate industry, as defined in this Prospectus, the Fund may be subject to greater volatility with respect to its portfolio securities than a fund that is more broadly diversified.

The Fund's shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the
		FDIC or any other government agency.
Risk, Lose Money	rr_RiskLoseMoney	The Fund's shares will change in value, and you could lose money by investing in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the FDIC or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance, Narrative	rr_PerformanceNarrativeTextBlock	Performance information will be available after the Fund has been in operation for one calendar year.
Performance, One Year or Less	rr_PerformanceOneYearOrLess	Performance information will be available after the Fund has been in operation for one calendar year.
Brookfield Global Listed Real Estate Fund (First Prospectus Summary) | Brookfield Global Listed Real Estate Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a percentage of amount invested)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fees (as a percentage of amount redeemed within 60 days of purchase) Payable to the Fund	rr_RedemptionFeeOverRedemption	(2.00%)
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	1.76%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.76%
Less Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.26%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.50%	[2]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-05-1
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	620
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,177
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	620
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,177
Brookfield Global Listed Real Estate Fund (First Prospectus Summary) | Brookfield Global Listed Real Estate Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a percentage of amount invested)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fees (as a percentage of amount redeemed within 60 days of purchase) Payable to the Fund	rr_RedemptionFeeOverRedemption	(2.00%)
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	1.76%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.51%
Less Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.26%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.25%	[2]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-05-1
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	328
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	960
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	228
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	960
Brookfield Global Listed Real Estate Fund (First Prospectus Summary) | Brookfield Global Listed Real Estate Fund | Class Y
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a percentage of amount invested)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fees (as a percentage of amount redeemed within 60 days of purchase) Payable to the Fund	rr_RedemptionFeeOverRedemption	(2.00%)
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.76%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.51%
Less Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.26%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.25%	[2]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-05-1
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	127
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	661
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	127
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	661

[1]	Based on estimated amounts for the current fiscal year.
[2]	Brookfield Investment Management Inc., the Fund's investment adviser (the "Adviser"), has contractually agreed to waive all or a portion of its investment advisory or administration fees and/or to reimburse certain expenses of the Fund to the extent necessary to maintain the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding any front-end or contingent deferred loads, brokerage commissions and other transactional expenses, acquired fund fees and expenses, interest, taxes, and extraordinary expenses, such as litigation; and other expenses not incurred in the ordinary course of the Fund's business) at no more than 1.50% for Class A Shares, 2.25% for Class C Shares, and 1.25% for Class Y Shares. The fee waiver and expense reimbursement arrangement will continue until at least May 1, 2013 and may not be terminated by the Fund or the Adviser before such time. Thereafter, this arrangement may only be terminated or amended to increase the expense cap as of May 1st of each calendar year, provided that in the case of a termination by the Adviser, the Adviser will provide the Board of Trustees with written notice of its intention to terminate the arrangement prior to the expiration of its then current term.